Revenue and segment information (Tables)	12 Months Ended
Dec. 31, 2022
Revenue and segment information
Schedule of analysis of revenue and Adjusted Operating Profit by geographical segment

	2022 £m	2021 £m	2020 £m
North America	4,116	3,525	3,779
EMEA and LatAm	4,270	3,877	4,059
APAC	2,472	2,143	2,054
Group revenue	10,858	9,545	9,892

Adjusted operating profit by segment

	2022 £m	2021 £m	2020 £m
Group operating profit	1,825	1,638	1,598
Reconciling items between Group operating profit and Group Adjusted operating profit[1]	647	534	476
Total	2,472	2,172	2,074

North America	1,070	828	897
EMEA and LatAm	977	960	857
APAC	506	461	377
Corporate and other unallocated	(81)	(77)	(57)
Total	2,472	2,172	2,074

[1]  The reconciling items above include:

a)  Net amortisation and impairment of intangible assets of £172m (2021: £16m, 2020: £97m): Amortisation and impairment of intangible assets, excluding computer software and impairment of goodwill net of reversals of impairment.

b)  Restructuring costs of £41m (2021: £195m, 2020: £411m): Expenses related to business transformation activities where the plans are sufficiently detailed and well advanced, and where a valid expectation to those affected has been created.

c)  Transaction related costs of £8m (2021: £nil, 2020: £91m): Costs related to acquisition of a manufacturing site, in 2020 costs related to the unwind of uplift in fair value of inventory arising from the Pfizer Transaction.

d)  Separation and admission costs of £411m (2021: £278m, 2020: £66m): Costs incurred in relation to and in connection with separation and listing of the Group as a standalone business.

e)  Disposals and others of £15m (2021: £45m, 2020: £(189)m): Gains and losses on disposals of assets and businesses, tax indemnities related to business combinations and other items including litigation.

Schedule of analysis of revenue by product

	2022 £m	2021 £m	2020 £m
Oral Health	2,957	2,724	2,745
Vitamins, Minerals and Supplements	1,675	1,501	1,494
Pain Relief	2,551	2,237	2,192
Respiratory Health	1,579	1,132	1,298
Digestive Health and Other	2,096	1,951	2,163
Group revenue	10,858	9,545	9,892

Schedule of revenue by location of customer

	2022 £m	2021 £m	2020 £m
UK	348	327	374
US & Puerto Rico	3,692	3,187	3,414
China	907	801	700
Rest of the World	5,911	5,230	5,404
Group revenue	10,858	9,545	9,892

Schedule of impairment charges and reversals by geographical segment

	North America £m	EMEA and LatAm £m	APAC £m	Other reconciling items £m	Total £m
Year ended 31 December 2022
Impairment charges	2	7	1	133	143
Impairment reversal	–	–	–	–	–

Year ended 31 December 2021
Impairment charges	5	5	2	25	37
Impairment reversal	–	–	–	(48)	(48)

Year ended 31 December 2020
Impairment charges	6	10	6	68	90
Impairment reversal	–	–	–	(21)	(21)

Schedule of non-current assets attributable to the country of domicile and all foreign countries of operation greater than 10%

	2022 £m	2021 £m	2020 £m
UK	440	430	410
US & Puerto Rico	8,519	7,884	7,827
Rest of the World	21,508	20,551	20,593
Non-current assets	30,467	28,865	28,830